Restricted Stock Units (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 shares	May 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number of restricted stock units, granted			450,000
Number of shares issued	2,000,000	1,416,667
Vested shares issued	7,590,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		5,146,667		196,250
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of restricted stock units, granted	650,000	150,000	1,325,000
Restricted stock units, granted value | $	$ 84,721	$ 36,900
Vested shares issued	650,000		1,325,000
Stock based compensation expenses | $	$ 84,721	$ 36,900
Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	50,000
Common stock value | $	$ 7,450
Vested shares issued			50,000